Disposal of Subsidiaries - Schedule of Disposed Entities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Disposal of Subsidiaries [Line Items]
Total assets	$ 926
Total liabilities	1,560
Total net assets/(liabilities)	(634)
Your Office Supplies Company Limited [Member]
Schedule of Disposal of Subsidiaries [Line Items]
Total assets	139
Total liabilities	214
Total net assets/(liabilities)	(75)
Amstech Limited [Member]
Schedule of Disposal of Subsidiaries [Line Items]
Total assets	35
Total liabilities	145
Total net assets/(liabilities)	(110)
Aztech Enterprise Limited [Member]
Schedule of Disposal of Subsidiaries [Line Items]
Total assets	54
Total liabilities	160
Total net assets/(liabilities)	(106)
Supplies4U Limited [Member]
Schedule of Disposal of Subsidiaries [Line Items]
Total assets	67
Total liabilities	72
Total net assets/(liabilities)	(5)
Dellon Technology Company Limited [Member]
Schedule of Disposal of Subsidiaries [Line Items]
Total assets	20
Total liabilities	34
Total net assets/(liabilities)	(14)
Iprint Enterprise Limited [Member]
Schedule of Disposal of Subsidiaries [Line Items]
Total assets	143
Total liabilities	184
Total net assets/(liabilities)	(41)
REVOL TRADING INC. [Member]
Schedule of Disposal of Subsidiaries [Line Items]
Total assets	63
Total liabilities	39
Total net assets/(liabilities)	24
Eco Imaging Inc. [Member]
Schedule of Disposal of Subsidiaries [Line Items]
Total assets	30
Total liabilities	163
Total net assets/(liabilities)	(133)
Intercon International CORP. [Member]
Schedule of Disposal of Subsidiaries [Line Items]
Total assets	79
Total liabilities	203
Total net assets/(liabilities)	(124)
Proimage B.V. [Member]
Schedule of Disposal of Subsidiaries [Line Items]
Total assets	296
Total liabilities	346
Total net assets/(liabilities)	$ (50)